Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Unaudited Condensed Consolidated Financial Statements Reflected the Financial Information of the Following Entities

As of June 30, 2025, the condensed consolidated financial statements reflected the financial information of the following entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Able View Global	October 11, 2022	Cayman Islands	Parent	Investment holding company
Ableview Capital Group Ltd (“Ableview BVI”)	February 10, 2021	BVI	100%	Investment holding company
CSS Global Limited	October 28, 2022	BVI	100%	Investment holding company
Cosmetics Skin Solution Holding Limited	October 31, 2022	BVI	100%	Investment holding company
Ableview Brands Limited (“Ableview Brands”)	February 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”)	May 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
CSS Cosmetics (Hong Kong) Limited (“CSS HK”)	December 31, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”)	November 18, 2015	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”)	May 28, 2015	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”)	November 16, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”)	December 7, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”)	November 24, 2020	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”)	October 14, 2020	PRC	100%	Importing and selling cosmetics and other beauty products